Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Unbilled rent	$ 438,745		$ 438,745		$ 259,216	$ 51,784
Revenues	$ 1,907,565	$ 1,712,105	$ 5,159,141	$ 4,722,271	6,589,951	1,724,657
Termination costs					0	0
Franklin Square Property
Disaggregation of Revenue [Line Items]
Unbilled rent					259,216	51,784
CAM reimbursements | Franklin Square Property
Disaggregation of Revenue [Line Items]
Revenues					16,457	$ 67,726
CAM reimbursements | Hanover Square Property
Disaggregation of Revenue [Line Items]
Revenues					$ 35,941